Subsequent events (Details) - Subsequent Event	Feb. 15, 2018 $ / shares shares
Subsequent Event [Line Items]
Common share cash dividends declared (in dollars per share) | $ / shares	$ 0.38
2018 Common Share Buy-Back Program
Subsequent Event [Line Items]
Number of shares authorized to be repurchased (up to) (in shares) | shares	1,000,000.0